Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,224	$ 1,266	$ 1,604	$ 1,588	$ 1,400
Realized	7	(1)	(1)	1	17
Unrealized	44	(15)	37	13	6
Net unrealized gains (losses) included in OCI	(102)	37	39	(1)	17
Transfer in to Level 3	2			1	(8)
Transfer out of Level 3		(13)	(17)	(8)	(18)
Purchases/Issuances	75	80	158	214	717
Sales/Settlements	66	(130)	(73)	(492)	(384)
Closing balance	1,316	1,224	1,747	1,316	1,747
Opening balance	(1,486)	(1,088)	(1,065)	(1,009)	(294)
Realized	(20)	(13)	13	(66)	(356)
Unrealized	256	(485)	(98)	(429)	(590)
Transfer in to Level 3	(1)			(1)	(15)
Transfer out of Level 3	26	14	19	96	19
Purchases/Issuances	(6)	(86)	(31)	(110)	(115)
Sales/Settlements	135	172	127	423	316
Closing balance	(1,096)	(1,486)	(1,035)	(1,096)	(1,035)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(694)	(811)	(601)	(742)	4
Realized	(20)	(15)	12	(73)	(260)
Unrealized	69	38	(184)	(12)	(550)
Transfer in to Level 3					(15)
Transfer out of Level 3		1	9	2	1
Purchases/Issuances	(5)	(85)	(7)	(110)	(47)
Sales/Settlements	160	178	119	445	215
Closing balance	(490)	(694)	(652)	(490)	(652)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(744)	(213)	(218)	(136)	(28)
Unrealized	188	(522)	134	(416)	(31)
Transfer out of Level 3	25		9	27	9
Purchases/Issuances					(29)
Sales/Settlements	(25)	(9)	(12)	(31)	(8)
Closing balance	(556)	(744)	(87)	(556)	(87)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	17	25	38	35	48
Unrealized	(1)	(8)	11	(20)	(1)
Purchases/Issuances			2		3
Sales/Settlements			(17)	1	(16)
Closing balance	16	17	34	16	34
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			8
Unrealized					16
Transfer in to Level 3					(8)
Transfer out of Level 3			(8)		(8)
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(47)	(48)	(62)	(54)	(107)
Realized		2	1	7	13
Unrealized		(1)	(2)		34
Sales/Settlements					(3)
Closing balance	(47)	(47)	(63)	(47)	(63)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	42	43	57	49	98
Realized		(2)	(1)	(7)	(13)
Unrealized	1	1	2	1	(27)
Closing balance	43	42	58	43	58
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1)	(16)	(184)	(77)	(163)
Realized					(109)
Unrealized	(1)		(46)	(1)	(43)
Transfer in to Level 3	(1)			(1)
Transfer out of Level 3	1	13	1	67	9
Purchases/Issuances	(1)	(1)	(24)		(39)
Sales/Settlements		3	20	9	112
Closing balance	(3)	(1)	(233)	(3)	(233)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	2	16	66	13	212
Realized		1		1	30
Unrealized		(1)	23	(2)	8
Transfer in to Level 3	2			1
Transfer out of Level 3		(13)	(9)	(8)	(10)
Purchases/Issuances		1	17	1	23
Sales/Settlements		(2)	6	(2)	(160)
Closing balance	4	2	103	4	103
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	481	454	295	396	256
Realized	7			7
Unrealized	43			43	(3)
Net unrealized gains (losses) included in OCI	(100)	31	24	(22)	60
Purchases/Issuances	38	18	84	83	134
Sales/Settlements	(15)	(22)	(29)	(53)	(73)
Closing balance	454	481	374	454	374
Mortgage and asset backed [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	110	86	144	55	135
Purchases/Issuances	37	61		130	44
Sales/Settlements		(37)	(12)	(38)	(47)
Closing balance	147	110	132	147	132
Corporate debt [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	2	2		2	25
Unrealized					13
Purchases/Issuances			2		2
Sales/Settlements					(38)
Closing balance	2	2	2	2	2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	570	640	996	1,038	626
Unrealized	1	(7)	1	(9)
Net unrealized gains (losses) included in OCI	(2)	6	15	21	(43)
Purchases/Issuances			53		511
Sales/Settlements	81	(69)	(21)	(400)	(50)
Closing balance	$ 650	$ 570	$ 1,044	$ 650	$ 1,044